Schedule of Changes in Level 3 Financial Instruments (Details) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Series B Redeemable Preferred Stock
Warrant liability, beginning balance		$ 2,284,230	$ 3,820,962	$ 122,730		$ 122,730
Contingent consideration, beginning balance		6,192,912	3,148,893	3,328,361		3,328,361
Derivative liability on senior convertible note, beginning balance		799,954	9,124,756	9,399,620		9,399,620
Fair value of warrants				5,286,288
Change in fair value of September Warrants		(1,565,215)	(1,536,732)	(1,482,103)
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note				(105,953)
Change in fair value of Bethard contingent consideration liability				(179,468)		2,864,551	(1,950,693)	(2,355,308)	$ 1,748,607
Change in fair value of derivative liability on the senior convertible note		1,163,979	(8,324,802)	(274,864)	$ 20,573,051	(7,435,687)	22,055,672	10,882,241
Change in (loss) gain on Bethard contingent consideration liability			3,044,019		$ 99,247	(2,864,551)	$ 1,950,693
Change in fair value of series A and series B warrants issued with senior convertible note
Change in (loss) gain on Bethard contingent consideration liability	[1]	(6,192,912)
Warrant liability, ending balance		702,239	2,284,230	3,820,962		702,239		122,730
Contingent consideration, ending balance			6,192,912	3,148,893				3,328,361
Derivative liability on senior convertible note, ending balance		$ 1,963,933	$ 799,954	$ 9,124,756		$ 1,963,933		$ 9,399,620

[1]	The gain on the Bethard contingent consideration was recorded as part of the total loss of disposal of the Bethard Business (Note 18).